Long Term Assets	12 Months Ended
Dec. 31, 2015
Long Term Assets [Abstract]
LONG TERM ASSETS

NOTE 5:-      LONG TERM ASSETS

	December 31,
	2015	2014

Loan related to acquisition of business (*)	$256	$-
Restricted bank deposits	11	263
Other	36	35

	$303	$298

(*)	The loan represents a part of the consideration for the acquisition of the business operations of iDnext Ltd. and its subsidiary Next-Line Ltd. The loan bears no interest. On January 1, 2016, the loan was converted into part of the cash payment for the acquisition (see Note 17(a)).